Shareholders' equity - Reconciliation of movement in reserves (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Debt securities at FVOCI reserve
Beginning balance	$ 177	$ (142)	$ (22)
Net gains/(losses) from changes in fair value	649	500	(140)
Income tax effect	(197)	(138)	42
Transferred to income statement	(98)	(51)	(28)
Income tax effect	29	7	8
Loss allowance on debt securities measured at FVOCI	1	1	1
Exchange differences	1		(3)
Ending balance	562	177	(142)
Equity securities at FVOCI reserve
Beginning balance	(4)	(1)	17
Net gains/(losses) from changes in fair value	43	(3)	(18)
Income tax effect	1
Ending balance	40	(4)	(1)
Share-based payment reserve
Beginning balance	1,720	1,702	1,642
Share-based payment expense	59	18	60
Ending balance	1,779	1,720	1,702
Cash flow hedge reserve
Beginning balance	(42)	64	(129)
Net gains/(losses) from changes in fair value	121	(240)	145
Income tax effect	(35)	71	(43)
Transferred to income statements	72	90	128
Income tax effect	(21)	(27)	(37)
Ending balance	95	(42)	64
Foreign currency translation reserve
Beginning balance	(292)	86	(179)
Exchange differences on translation of foreign operations (net of associated hedges)	(266)	(884)	707
Gains/losses on net investment hedges	56	451	(442)
Transferred to income statements		55
Ending balance	(502)	(292)	86
Other reserves
Beginning balance	(15)	(21)	(18)
Transactions with owners	(5)	6	(3)
Ending balance	(20)	(15)	(21)
Total other reserves	1,954	$ 1,544	$ 1,688
Westpac Pacific, Held for Sale
Foreign currency translation reserve
Exchange differences on translation of foreign operations (net of associated hedges)	$ 103